Investments	12 Months Ended
Dec. 31, 2021
Investments Debt And Equity Securities [Abstract]
Investments
4.	Investments

Short-term investments

As of December 31, 2021 and 2020, the Company’s short-term investments comprised of only debt securities. Short-term held-to-maturity investments were mainly deposits in commercial banks and wealth management products issued by commercial banks and other financial institutions for which the Company has the positive intent and ability to hold those securities to maturity, which are more than three months but less than one year. The carrying value of short-term investment as of December 31, 2021 and 2020 approximate their fair value.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded interest income from its short-term investments of $51,034, $1,154 and $797 in the consolidated statements of comprehensive income, respectively.

Short-term investments classification as of December 31, 2021 and 2020 were shown as below:

	December 31,
	2021	2020
Held-to-maturity debt investments	$1,806,449	135,248

Long-term investments

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2021	2020
Long-term held-to-maturity debt investments	$642,004	$—
Equity method investments	13,831	—
Total long-term investments	$655,835	$—

Long-term held-to-maturity debt investments

Long-term held-to-maturity debt investment represents a deposit in a commercial bank with a contractual maturity due in one through two years for which the Company has the positive intent and ability to hold those securities to maturity.

During the years ended December 31, 2021, 2020 and 2019, the Company recorded interest income from its long-term held-to-maturity investment of $14,143, $nil and $nil in the consolidated statements of comprehensive income, respectively.

Equity method investments

Equity investment in Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi

In 2021, Sinovac LS through one of its wholly owned subsidiary Sinovac Life Sciences (Hainan) Co., Ltd. and a business partner in the Republic of Turkey formed a joint venture Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi (“Keyvac”) in the Republic of Turkey, with the focus on manufacturing and commercialization of vaccines. The Company owns about 32.6% of Keyvac, and accounts for this investment under the equity method in accordance with ASC 323 due to the joint control over Keyvac’s operations through board representation and voting rights.